Other income and expenses	12 Months Ended
Dec. 31, 2017
Other income and expenses
Other income and expenses

10. Other income and expenses

EURm	2017	2016	2015
Continuing operations
Other income
Foreign exchange gain on hedging forecasted sales and purchases, net	93	–	–
Pension curtailment income and amendment income	38	5	–
Realized gains from unlisted venture funds	51	13	144
Interest income from customer receivables and overdue payments	25	29	6
Profit on sale of property, plant and equipment	19	–	8
Expiration of stock option liability	18	–	–
VAT and other indirect tax refunds and social security credits	–	19	17
Subsidies and government grants	2	11	4
Other	117	40	57
Total	363	117	236
Other expenses
Restructuring, cost reduction and associated charges	(568)	(759)	(120)
Impairment charges	(210)	(17)	(11)
Pension curtailment expenses	(41)	(7)	–
Expenses related to sale of receivables transactions	(37)	(42)	(21)
Valuation allowances for doubtful accounts and accounts receivable write-offs	(24)	(116)	24
Loss on sale of property, plant and equipment	(23)	(3)	(5)
Losses and expenses related to unlisted venture funds	(6)	(4)	(47)
Foreign exchange loss on hedging forecasted sales and purchases, net	–	(54)	(83)
Other	(46)	25	(21)
Total	(955)	(977)	(284)